RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12   RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(1)	Chuanbang Business Consulting (Beijing) Co., Ltd. (“Chuanbang”), a company wholly owned by Mr. Han Shaoyun (“Mr. Han”), the founder, chairman of our board of directors and former chief executive officer of the Company.
(2)	Xi’an Beilin District Bolton vocational skill training school (“Bolton School”), a company controlled by Mr. Han’s brother-in-law.
(3)	Ningxia Tarena Technology Co., Ltd (“Ningxia Company”), a company wholly owned by Ms.Han Liping, a sister of Mr. Han.
(4)	Ms. Han Lijuan, a sister of Mr. Han.

12   RELATED PARTY TRANSACTIONS (CONTINUED)

(5)	Connion Capital Limited is a company ultimately owned by our chairman, Mr. Han through a trust. In 2018, the Company wired funds to and shortly received same funds back from Connion Capital Limited in five separate occasions with each no more than US$1 million in order for the Company to maintain the requisite minimum level of activity in its bank account. No amount was due from Connion Capital Limited as of December 31, 2019 and 2020, respectively.
(6)	Beijing Huimoer Technology Co., Ltd (“Beijing Huimoer”), a company provides IT consulting services and programming, which is 20% owned by the Company in January 2018.

The Company had the following balances and transactions with related parties:

Related party balances

		December 31,
		2019	2020
		RMB	RMB
Amounts due from related parties
Chuanbang	(i)	9,938	—
Ms. Han Lijuan	(ii)	6,512	—
Ningxia Tarena Technology Co., Ltd	(iii)	—	204
Xi 'an Tongchengtongchuang Education Technology Co., LTD		38	60
Others		4	41
Total		16,492	305

Notes:

(i)	The balance resulted from the service fee to Chuanbang for providing cash collection service.
(ii)

The balance as of December 31, 2019 represented a long-term loan to Ms. Han Lijuan and upon the Company’s request to avoid any risk of possible violation of Sarbanes-Oxley Act, all of the balance was repaid to the Company on April 2, 2020.

(iii)	The balance resulted from the franchise service income.

12   RELATED PARTY TRANSACTIONS (CONTINUED)

Related party transactions

The major related party transactions for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

		Year Ended December 31,
		2018	2019	2020
		RMB	RMB	RMB
Cash collection service expense to Chuanbang	(a)	3,489	790	79
Franchise and training service income from Bolton School		529	1,379	518
Franchise, training and consulting service income from Ningxia Company		493	143	(11)
Training service expense to Bolton School		798	1,112	305
Technical consulting service expenses and labor expenses to Beijing Huimoer		75	1,333	148
Interest income from loan to Ms. Han Lijuan		325	325	81

Notes:

(a)	Pursuant to an agreement between Chuanbang and the Company, beginning August 2013, Chuanbang provides cash collection service on the Company’s accounts receivable. The fee for the service is calculated based on 2%~20% of the amount collected.